Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - Interest Rate Risk - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Percentage of borrowings	0.00%	55.00%
Variable rate borrowings		$ 52,864
Hercules Capital, Inc. | Non-Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of borrowings	0.00%	0.00%
Hercules Capital, Inc. | Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of borrowings	0.00%	55.00%
Variable rate borrowings		$ 52,864